LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		$ 6,621,911		$ 5,248,755		$ 4,789,257
Allowance for loan of PA Leasing				27,825
Discontinued operations	[1]					(282,098)
Provisions for loan losses		6,585,597	[2]	5,149,131	[3]	4,060,254	[4]
Charges-off		(2,275,300)		(1,533,202)		(1,422,055)
Recoveries		(2,706,038)	[2]	(2,218,892)	[3]	(2,175,395)	[4]
Translation adjustment		(3,067)		(51,706)		278,792
Balance		8,223,103		6,621,911		5,248,755
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		440,897		351,375		282,098
Provisions for loan losses				465,947	[5]	446,614	[6]
Charges-off				(228,757)		(236,196)
Recoveries				(147,668)	[5]	(141,141)	[6]
Balance				440,897		351,375
Commercial [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		3,499,791		2,694,965		2,360,488
Allowance for loan of PA Leasing				0
Discontinued operations	[1]					0
Provisions for loan losses		3,594,310	[2]	2,684,559	[3]	2,671,337	[4]
Charges-off		(792,145)		(489,573)		(711,257)
Recoveries		(1,783,649)	[2]	(1,379,288)	[3]	(1,709,293)	[4]
Translation adjustment		(4,127)		(10,872)		83,690
Balance		4,514,180		3,499,791		2,694,965
Consumer loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		1,791,123		1,321,281		1,479,460
Allowance for loan of PA Leasing				0
Discontinued operations	[1]					(282,098)
Provisions for loan losses		2,310,518	[2]	1,922,315	[3]	697,282	[4]
Charges-off		(1,302,630)		(902,400)		(629,628)
Recoveries		(510,684)	[2]	(525,510)	[3]	(64,340)	[4]
Translation adjustment		3,502		(24,563)		120,605
Balance		2,291,829		1,791,123		1,321,281
Mortage [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		653,936		572,772		456,983
Allowance for loan of PA Leasing				0
Discontinued operations	[1]					0
Provisions for loan losses		284,392	[2]	225,291	[3]	145,663	[4]
Charges-off		(37,677)		(24,619)		(12,765)
Recoveries		(253,578)	[2]	(109,912)	[3]	(63,632)	[4]
Translation adjustment		(1,972)		(9,596)		46,523
Balance		645,101		653,936		572,772
Financial leases [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		567,046		579,151		415,766
Allowance for loan of PA Leasing				27,825
Discontinued operations	[1]					0
Provisions for loan losses		276,687	[2]	221,694	[3]	498,092	[4]
Charges-off		(77,762)		(74,900)		(31,723)
Recoveries		(133,986)	[2]	(180,537)	[3]	(328,183)	[4]
Translation adjustment		(583)		(6,187)		25,199
Balance		631,402		567,046		579,151
Small Business Loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Balance		110,015		80,586		76,560
Allowance for loan of PA Leasing				0
Discontinued operations	[1]					0
Provisions for loan losses		119,690	[2]	95,272	[3]	47,880	[4]
Charges-off		(65,086)		(41,710)		(36,682)
Recoveries		(24,141)	[2]	(23,645)	[3]	(9,947)	[4]
Translation adjustment		113		(488)		2,775
Balance		$ 140,591		$ 110,015		$ 80,586

[1]	As of December 31, 2015, Compañía de Financiamiento Tuya S.A. was considered as a discontinued operation, see Note 30 Discontinued Operation. In October 2016, this sale was completed.
[2]	The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.
[3]	The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.
[4]	The provision for loan losses, net COP 1,884,859 differs from the COP 1,667,680 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income in the amount of COP 217,179 due to the recovery of charged-off loans.
[5]	The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that is accounted for as a liability under IAS 37.
[6]	The provision for loan losses net of COP 305,473 differs from the COP 324,309 presented in “Credit impairment charges on loans and advances and financial leases, net” in note 30 discontinued operations, in the amount of COP 18,836 due to the expense of the contingent component of credit cards.